Transactions with Related Parties, Atlantis Holding Corp. (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Transactions with Related Party [Abstract]
Dividends accured Series A Preferred Shares	$ 2,436	$ 1,272
Related Party [Member] | Atlantis Holding Corp. [Member]
Transactions with Related Party [Abstract]
Dividends accured Series A Preferred Shares	2,436	1,272
Issuance of Series A Preferred Shares	$ 2,436	$ 2,249
Dividends paid in cash and in kind (in shares)	2,436	2,249